Property, plant and equipment (Tables)	9 Months Ended
Mar. 31, 2024
Property, plant and equipment [Abstract]
Consolidated Property, Plant and Equipment
	31 Mar 2024	30 Jun 2023
	$'000	$'000
Non-current assets
Land - at cost	1,911	1,803

Buildings - at cost	169,765	153,100
Less: Accumulated depreciation	(10,805)	(5,042)
	158,960	148,058

Plant and equipment - at cost	4,704	4,145
Less: Accumulated depreciation	(1,022)	(712)
	3,682	3,433

Mining hardware - at cost	144,623	115,024
Less: Accumulated depreciation	(32,549)	(15,709)
Less: Accumulated impairment	(25,714)	(25,934)
	86,360	73,381

HPC Hardware	29,603	-
Less: Accumulated depreciation	(339)	-
	29,264	-

Development assets - at cost	76,904	14,427

Total property, plant and equipment	357,081	241,102

Reconciliations of Written Down Values of Property, Plant and Equipment
Reconciliations of the written down values at the beginning and end of the current period are set out below:

For the Nine Months Ended 31 March 2024

	Land	Buildings	Plant and equipment	Mining hardware	HPC hardware	Development assets	Total
Consolidated	$'000	$'000	$'000	$'000	$'000	$'000	$'000

Balance at 1 July 2023	1,803	148,058	3,433	73,381	-	14,427	241,102
Additions	125	1,237	681	31,301	29,693	79,637	142,674
Disposals	-	-	(35)	(6)	-	-	(41)
Exchange differences	(17)	(1,811)	(70)	(1,150)	(90)	72	(3,067)
Reversal of impairment	-	-	-	-	-	108	108
Transfers in/(out)	-	17,340	-	-	-	(17,340)	-
Depreciation expense	-	(5,863)	(327)	(17,166)	(339)	-	(23,695)

Balance at 31 March 2024	1,911	158,960	3,682	86,360	29,264	76,904	357,081